FINANCE COSTS—NET (Details) € in Millions, $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2021 EUR (€)	Feb. 24, 2021 EUR (€)	Feb. 24, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Analysis of income and expense [line items]
Interest expense on borrowings				€ (24)	€ (26)	€ (46)	€ (56)
Interest expense on leases				(3)	(2)	(5)	(5)
Interest cost on pension and other benefits				(2)	(2)	(5)	(4)
Expenses on factoring arrangements				(4)	(2)	(6)	(4)
Net loss on settlement of debt				0	(6)	0	(23)
Realized and unrealized (losses) / gains on debt derivatives at fair value				1	(15)	1	0
Realized and unrealized exchange (losses) / gains on financing activities - net				0	16	0	0
Other finance expenses				0	(1)	(1)	(1)
Capitalized borrowing costs				0	1	0	1
Finance expenses				(32)	(37)	(62)	(92)
Finance costs - net				€ (32)	€ (37)	(62)	(92)
Redemption of senior notes						186	€ 870	€ 1,053
Capitalization rate							5.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued						39	€ 50
Borrowing costs recognised as expense						€ 2	€ 2
Senior Unsecured Notes due 2025
Analysis of income and expense [line items]
Redemption of senior notes		€ 536	$ 650
Nominal rate		6.625%	6.625%
Debt redemption fees		€ 9
Write off of deferred debt costs		€ 8
Senior Unsecured Notes due 2024
Analysis of income and expense [line items]
Redemption of senior notes	€ 400
Nominal rate	5.75%					5.75%
Debt redemption fees	€ 3
Write off of deferred debt costs	€ 3